Principal Accounting Policies - Summary of Income and Cash Flow Amounts and Balances of the Consolidated Trusts (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	¥ 6,733,644	$ 976,287	¥ 4,657,019	¥ 2,580,820
Net income	411,900		(3,654,528)	(3,470,480)
Net cash provided by (used in) operating activities	(15,520)	(2,248)	(211,419)	574,742
Net cash used in financing activities	(1,330,175)	$ (192,857)	8,901,514	8,324,448
Consolidated Trusts [Member]
Disclosure Of Summary Of Revenue Income And Cash Flows Of Variable Interest Entity [Line Items]
Net Revenues	25,996		104,061	130,380
Net income	16,808		22,838	63,146
Net cash provided by (used in) operating activities	5,115		(13,793)	374,679
Net cash used in financing activities	¥ 0		¥ (31,400)	¥ (388,700)